Commitments (Schedule of Commitments for Office Leases) (Details)	Dec. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	$ 818,052
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	205,563
Payable later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	612,489
Payable later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease
Vancouver Office [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	170,730
Vancouver Office [Member] | 2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	72,586
Vancouver Office [Member] | Payable later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	98,144
Vancouver Office [Member] | Payable later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease
Eiko Office [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	647,322
Eiko Office [Member] | 2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	132,977
Eiko Office [Member] | Payable later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease	514,345
Eiko Office [Member] | Payable later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for lease